Cover	Apr. 15, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-36279
Entity Registrant Name	TVARDI THERAPEUTICS, INC.
Entity Central Index Key	0001346830
Entity Tax Identification Number	75-3175693
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Sugar Creek Ctr. Blvd.
Entity Address, Address Line Two	Suite 525
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	(713)
Local Phone Number	489-8654
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TVRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Cara Therapeutics, Inc.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	400 Atlantic Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT